The RBB Fund, Inc.

Summit Global Investments U.S. Low Volatility Equity Fund

Summit Global Investments Global Low Volatility Fund

(collectively, the “Funds”)

Supplement dated August 1, 2018

to the Prospectus dated March 19, 2018

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

1.	Effective August 1, 2018 (the “Effective Date”), Matthew Hanna and Aash Shah serve as portfolio managers of the Funds. David Harden, President, will continue to serve as a portfolio manager for the Funds.

Accordingly, the section entitled “Management of The Funds – Portfolio Managers” of the Funds’ Prospectus is amended and restated in its entirety with the following:

The President of the Adviser, David Harden, is primarily responsible for the day-to-day management of each Fund’s investment portfolio. Mr. Harden founded the Adviser in 2010, and has managed the U.S. Low Volatility Equity Fund and Small Cap Low Volatility Fund since their inception dates of February 29, 2012 and March 31, 2016, respectively. Mr. Harden has managed the Global Low Volatility Fund since January 1, 2017. He started his career in 1993 and has worked for such firms as Fidelity Investments, Wellington Management and Evergreen Investments. From 2007 to 2012, Mr. Harden worked with Ensign Peak Advisors, Inc., most recently as Vice President and Senior Portfolio Manager, where he managed and oversaw day-to-day research, portfolio management and trading for all index, quantitative and low volatility strategies.

Richard Thawley is a Portfolio Manager of the Adviser and is responsible for the day-to-day management of the Small Cap Low Volatility Fund’s portfolio. Mr. Thawley joined the Adviser in 2013 as an Investment Analyst. Mr. Thawley has a BS from Brigham Young University. From 2009 to 2010, Mr. Thawley worked as a marketing analyst at Aegon, N.V. From 2010 to 2011, he worked as an analyst at Provident Generation. From 2012 to 2013, Mr. Thawley worked at BYU Broadcasting as a research analyst.

Matthew Hanna is a Portfolio Manager of the Adviser and is responsible for the day-to-day management of each Fund’s investment portfolio. Mr. Hanna joined the Adviser in 2017 as a Portfolio Manager. At the Adviser, Mr. Hanna focuses on all aspects of the investment process with a primary focus on quantitative investment management. Some of Mr. Hanna’s key responsibilities are factor research, optimization methodologies, asset allocation, and portfolio risk management. Mr. Hanna was previously employed at Raymond James for over 10 years in the Asset Management Services. Mr. Hanna’s role as an officer involved leading research on asset allocation, risk management, and global market analysis on over $35 billion. Mr. Hanna earned his Master of Science in Finance from the University of Tampa. He is a CFA Charterholder, Certified FRM, and CAIA Charterholder.

Aash Shah is a Portfolio Manager of the Adviser and is responsible for the day-to-day management of each Fund’s investment portfolio. Mr. Shah joined the Adviser in 2017 as a Portfolio Manager. Mr. Shah has over 26 years of investment management experience including over 20 years as a portfolio manager. Previously, Mr. Shah managed small, mid, and large cap funds for Federated Investors in both New York City and Pittsburgh. Mr. Shah also managed private client portfolios for Key Bank in Denver prior to joining the Adviser. Mr. Shah has a Bachelor’s degree from the University of Pittsburgh Swanson School of Engineering and an MBA in Finance and Accounting from the Tepper School at Carnegie Mellon University. He also holds a CFA charter.

The SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares of the Funds.

Please retain this supplement for future reference.

THE RBB FUND, INC.

Summit Global Investments Small Cap Low Volatility Fund

(the “Fund”)

Supplement dated August 1, 2018

to the Prospectus dated March 19, 2018

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

1.	Effective August 1, 2018 (the “Effective Date”), Matthew Hanna and Aash Shah serve as portfolio managers of the Fund. David Harden, President, and Richard Thawley will continue to serve as portfolio managers for the Fund.

Accordingly, the section entitled “Management of The Funds – Portfolio Managers” of the Funds’ Prospectus is amended and restated in its entirety with the following:

The President of the Adviser, David Harden, is primarily responsible for the day-to-day management of each Fund’s investment portfolio. Mr. Harden founded the Adviser in 2010, and has managed the U.S. Low Volatility Equity Fund and Small Cap Low Volatility Fund since their inception dates of February 29, 2012 and March 31, 2016, respectively. Mr. Harden has managed the Global Low Volatility Fund since January 1, 2017. He started his career in 1993 and has worked for such firms as Fidelity Investments, Wellington Management and Evergreen Investments. From 2007 to 2012, Mr. Harden worked with Ensign Peak Advisors, Inc., most recently as Vice President and Senior Portfolio Manager, where he managed and oversaw day-to-day research, portfolio management and trading for all index, quantitative and low volatility strategies.

Richard Thawley is a Portfolio Manager of the Adviser and is responsible for the day-to-day management of the Small Cap Low Volatility Fund’s portfolio. Mr. Thawley joined the Adviser in 2013 as an Investment Analyst. Mr. Thawley has a BS from Brigham Young University. From 2009 to 2010, Mr. Thawley worked as a marketing analyst at Aegon, N.V. From 2010 to 2011, he worked as an analyst at Provident Generation. From 2012 to 2013, Mr. Thawley worked at BYU Broadcasting as a research analyst.

Matthew Hanna is a Portfolio Manager of the Adviser and is responsible for the day-to-day management of each Fund’s investment portfolio. Mr. Hanna joined the Adviser in 2017 as a Portfolio Manager.  At the Adviser, Mr. Hanna focuses on all aspects of the investment process with a primary focus on quantitative investment management.  Some of Mr. Hanna’s key responsibilities are factor research, optimization methodologies, asset allocation, and portfolio risk management. Mr. Hanna was previously employed at Raymond James for over 10 years in the Asset Management Services. Mr. Hanna’s role as an officer involved leading research on asset allocation, risk management, and global market analysis on over $35 billion. Mr. Hanna earned his Master of Science in Finance from the University of Tampa. He is a CFA Charterholder, Certified FRM, and CAIA Charterholder.

Aash Shah is a Portfolio Manager of the Adviser and is responsible for the day-to-day management of each Fund’s investment portfolio. Mr. Shah joined the Adviser in 2017 as a Portfolio Manager.  Mr. Shah has over 26 years of investment management experience including over 20 years as a portfolio manager. Previously, Mr. Shah managed small, mid, and large cap funds for Federated Investors in both New York City and Pittsburgh. Mr. Shah also managed private client portfolios for Key Bank in Denver prior to joining the Adviser. Mr. Shah has a Bachelor’s degree from the University of Pittsburgh Swanson School of Engineering and an MBA in Finance and Accounting from the Tepper School at Carnegie Mellon University. He also holds a CFA charter.

The SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares of the Funds.

2.	The Prospectus section entitled “Summary Section – Small Cap Low Volatility Fund – Performance Information” is amended and restated in its entirety as shown below:

Performance Information

The chart below illustrates the performance of the Fund's Class I Shares. The information shows the Fund's performance for one year and provides some indication of the risks of investing in the Fund. The chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund's performance would be reduced. Updated performance information may be obtained at www.summitglobalinvestments.com or by calling 1-855-744-8500.

TOTAL RETURNS FOR THE CALENDAR YEAR ENDED DECEMBER 31*

*	The returns in the bar chart are for Class I Shares. Class A Shares and Class C Shares would have substantially similar annual returns because each class of shares would have invested in the same portfolio of securities, and the annual returns would differ only to the extent that the classes have different expenses. The Fund’s Class A Shares are subject to a sales charge (load). Sales charges (loads) or account fees are not reflected in the bar chart and if these amounts were reflected, returns would be less than those shown.

Best and Worst Quarterly Performance (for the period reflected in the chart above):
Best Quarter: 5.29% (quarter ended September 30, 2017)
Worst Quarter: -1.48% (quarter ended March 31, 2017)

AVERAGE ANNUAL TOTAL RETURNS

The table below, which includes all applicable sales charges (loads) and account fees, compares the Fund's Class I, Class A and Class C Shares average annual total returns for the periods indicated to the average annual total returns of a broad-based securities market index for the same periods. Past performance (before and after taxes) is not necessarily an indicator of how the Fund will perform in the future.

	Average Annual Total Returns for the Periods Ended December 31, 2017
Small Cap Low Volatility Fund	1 Year	Since Inception (March 31, 2016)
Class I Shares
Return Before Taxes	8.71%	17.57%
Return After Taxes on Distributions(1)	5.41%	15.46%
Return After Taxes on Distributions and Sale of Fund Shares(1)	5.79%	12.93%
Class A Shares(2)
Return Before Taxes	2.88%	13.86%
Class C Shares
Return Before Taxes	7.67%	16.46%
Russell 2000® Index (reflects reinvestment of dividends and no deductions for fees, expenses or taxes)	14.65%	21.76%

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Class I Shares, Class A Shares and Class C Shares commenced operations on March 31, 2016.

(2)	Effective as of January 1, 2018, Class A Shares of the Fund are charged a 5.25% sales load. Accordingly, performance information for Class A Shares for periods prior to January 1, 2018 has been restated to reflect the effect of the sales load.

Thank you for your investment. If you have any questions, please call the Fund toll-free at 1-855-744-8500.

* * * * *

Please retain this supplement for your reference.

The RBB Fund, Inc.

Summit Global Investments U.S. Low Volatility Equity Fund

Summit Global Investments Small Cap Low Volatility Fund

Summit Global Investments Global Low Volatility Fund

(collectively, the “Funds”)

Supplement dated August 1, 2018

to the Statement of Additional Information (“SAI”) dated March 19, 2018

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

1.	Effective August 1, 2018 (the “Effective Date”), Matthew Hanna and Aash Shah serve as portfolio managers of the Funds. David Harden, President, will continue to serve as a portfolio manager for the Funds, and Richard Thawley will continue to serve as portfolio manager for the Summit Global Investments Small Cap Low Volatility Fund.

2.	The table in the section entitled “Portfolio Managers – Other Accounts” is amended to add information concerning Messrs. Hanna and Shah:

Other Accounts. In addition to the Funds, Messrs. Hanna and Shah are responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of June 30, 2018.

Name of Portfolio Manager or Team Member	Type of Accounts	Total # of Accounts Managed	Total Assets	# of Accounts Managed that Advisory Fee Based on Performance	Total Assets that Advisory Fee Based on Performance

Matthew Hanna	Other Registered Investment Companies:	0	$0	0	$0
	Other Pooled Investment Vehicles:	0	$0	0	$0
	Other Accounts:	12	$208,200,000	0	$0
Aash Shah	Other Registered Investment Companies:	0	$0	0	$0
	Other Pooled Investment Vehicles:	0	$0	0	$0
	Other Accounts:	12	$208,200,000	0	$0

3.	The table in the section entitled “Portfolio Managers – Securities Ownership” is amended to add information concerning Messrs. Hanna and Shah:

The following table sets forth the dollar range of shares beneficially owned by Messrs. Hanna and Shah in the Funds as of June 30, 2018.

Portfolio Manager	Dollar Value of Securities Beneficially Owned
U.S. Low Volatility Equity Fund
Matthew Hanna	None
Aash Shah	None
Small Cap Low Volatility Fund
Matthew Hanna	None
Aash Shah	None
Global Low Volatility Fund
Matthew Hanna	None
Aash Shah	None

Please retain this supplement for future reference.